Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2022
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

(9)   Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of:

	As of
	June 30,	December 31,
(in $ millions)	2022	2021
Accrued payroll and related costs	$165	$198
Accrued operating expenses	128	147
Accrued restructuring costs (see note 10)	36	69
Client deposits	44	59
Deferred revenue	24	18
Value added and similar taxes payable	10	6
Income tax payable	7	7
Other payables	27	15
Accrued expenses and other current liabilities	$441	$519